BALANCES AND TRANSACTIONS WITH COMPANIES UNDER SECTION 33 - LAW No. 19,550 AND RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2022
BALANCES AND TRANSACTIONS WITH COMPANIES UNDER SECTION 33 - LAW No. 19,550 AND RELATED PARTIES
Schedule of balances and transactions with related parties

CURRENT ASSETS	As of December 31,
Trade receivables	2022	2021
Ver TV	1	1
	1	1
Other receivables
La Capital Cable	336	433
Ver TV	2	4
	338	437
CURRENT LIABILITIES
Trade payables
TSMA	1	—
	1	—

CURRENT ASSETS	As of December 31,
Trade receivables	2022	2021
Other related parties	224	353
	224	353
Other receivables
Other related parties	4	7
	4	7
CURRENT LIABILITIES
Trade payables
Other Related parties	1,986	2,359
	1,986	2,359

●      Companies under section 33 - Law No. 19,550– Associates

	Transaction	Years ended December 31,
		2022	2021	2020

		Profit (loss)
		Revenues
La Capital Cable	Services revenues and other revenues	70	90	129
Ver TV	Services revenues and other revenues	—	12	4
		70	102	133
		Operating costs
La Capital Cable	Fees for services	(178)	(175)	(156)
		(178)	(175)	(156)
		Financial results
Ver TV	Interests	—	—	97
La Capital Cable	Interests	—	—	45
		—	—	142

●	Related Parties

	Transaction	Years ended December 31,
		2022	2021	2020

		Profit (loss)
		Revenues
Other Related parties	Services and advertising revenues	497	617	623
		497	617	623
		Operating costs
Other Related parties	Programming costs	(6,977)	(8,234)	(9,344)
Other Related parties	Editing and distribution of magazines	(1,235)	(1,660)	(2,209)
Other Related parties	Advisory services	(892)	(1,030)	(1,414)
Other Related parties	Advertising purchases	(725)	(1,087)	(1,455)
Other Related parties	Other purchases and commissions	(307)	(376)	(450)
		(10,136)	(12,387)	(14,872)